LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Lessee, Lease, Description [Line Items]
Gain on sale leaseback transactions	$ 38	$ 56	$ 53
Construction in progress, expected costs				$ 185
Remaining lease term (in years)				5 years
Residual value guarantee, percentage				85.00%
Minimum
Lessee, Lease, Description [Line Items]
Lease term	2 years
Maximum
Lessee, Lease, Description [Line Items]
Lease term	15 years